Property, plant and equipment, net	9 Months Ended
Sep. 30, 2025
Property, plant and equipment [abstract]
Property, plant and equipment, net	Property, plant and equipment, net
Changes in the Group’s property, plant and equipment for the nine-month periods ended September 30, 2025 and 2024 were as follows:

	Farmlands	Farmland improvements	Buildings and facilities	Machinery, equipment, furniture and Fittings	Bearer plants	Others	Work in progress	Total
Nine-month period ended September 30 2024
Opening net book amount.	694,202	11,645	241,156	196,995	375,842	8,914	20,811	1,549,565
Exchange differences	403,590	4,612	66,987	8,010	(42,780)	5,024	2,766	448,209
Additions	—	—	10,510	46,525	108,930	5,200	24,281	195,446
Revaluation surplus	(407,056)	—	—	—	—	—	—	(407,056)
Transfers	—	—	7,591	5,966	—	86	(13,643)	—
Disposals	(13,732)	(8)	(3,039)	(2,539)	—	(59)	—	(19,377)
Reclassification to non-income tax credits (*)	—	—	—	(224)	—	—	—	(224)
Depreciation	—	(2,905)	(24,829)	(60,022)	(79,236)	(1,853)	—	(168,845)
Closing net book amount	677,004	13,344	298,376	194,711	362,756	17,312	34,215	1,597,718
At September 30, 2024 (unaudited)
Cost	677,004	48,030	610,026	1,138,156	1,032,317	43,882	34,215	3,583,630
Accumulated depreciation	—	(34,686)	(311,650)	(943,445)	(669,561)	(26,570)	—	(1,985,912)
Net book amount	677,004	13,344	298,376	194,711	362,756	17,312	34,215	1,597,718
Nine-month period ended September 30 2025
Opening net book amount	683,133	9,020	303,755	181,115	327,570	17,068	26,928	1,548,589
Exchange differences	(40,300)	(824)	(9,292)	20,869	56,054	(1,052)	941	26,396
Additions	—	—	5,356	28,585	102,887	2,511	40,811	180,150
Revaluation surplus	74,572	—	—	—	—	—	—	74,572
Transfers	(2,345)	—	16,861	4,019	—	(229)	(18,306)	—
Disposals	—	—	(921)	(2,664)	—	(24)	—	(3,609)
Reclassification to non-income tax credits (*)	—	—	—	(265)	—	—	—	(265)
Depreciation	—	(2,688)	(19,944)	(44,962)	(74,834)	(1,804)	—	(144,232)
Closing net book amount	715,060	5,508	295,815	186,697	411,677	16,470	50,374	1,681,601
At September 30, 2025 (unaudited)
Cost	715,060	43,914	634,912	1,195,983	1,180,807	45,688	50,374	3,866,738
Accumulated depreciation	—	(38,406)	(339,097)	(1,009,286)	(769,130)	(29,218)	—	(2,185,137)
Net book amount	715,060	5,508	295,815	186,697	411,677	16,470	50,374	1,681,601
(*) Brazilian federal tax law allows entities to take a percentage of the total cost of the assets purchased as a tax credit. As of September 30, 2025, ICMS tax credits were reclassified to trade and other receivables.
The Group determined the valuation of farmlands (US$ 715 million as of September 30, 2025) using, a “Sales Comparison Approach” prepared by an independent expert. Under the Sales Comparison Approach, the Group uses sale prices of comparable properties further adjusted considering the specific aspects of each property, the most relevant premise being the price per hectare (Level 3). The Group estimated that, other factors being constant, a 10% reduction on the sales price as of September 30, 2025 would have reduced the value of the farmlands by US$ 71.5 million, which would impact, net of its tax effect, the “Revaluation surplus” item in the statement of Changes in Shareholders’ Equity.

Depreciation charges are included in “Cost of production of Biological Assets”, “Cost of production of manufactured products”, “General and administrative expenses”, “Selling expenses”, as appropriate, and/or capitalized in “Property, plant and equipment” for the nine-month periods ended September 30, 2025 and 2024.

As of September 30, 2025, borrowing costs of US$ 3,112 (September 30, 2024: US$ 3,782) were capitalized as components of the cost of acquisition or construction of qualifying assets.

Certain of the Group’s assets have been pledged as collateral to secure the Group’s borrowings and other payables. The net book value of the pledged assets amounts to US$ 205.1 million as of September 30, 2025 (September 30, 2024: US$ 218.0 million). As of September 30, 2025, all borrowings that had assets as guaranty were canceled. We are in the process of lifting the pledges.